Investments (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	May 30, 2017	May 17, 2016
Disclosure of Investments [Line Items]
Number of shares issued			4,205,820	10,839,972
Gains on disposals of investments	$ 1,341,000	$ 2,742,000
Golden Predator Mining Corp [Member]
Disclosure of Investments [Line Items]
Number of shares issued	300,000	473,500
Gains on disposals of investments	$ 1,204,000	$ 111,000
Banyan Gold corp [Member]
Disclosure of Investments [Line Items]
Number of shares issued	4,775,000	0
Warrants [Member]
Disclosure of Investments [Line Items]
Gains (losses) recognised in profit or loss, fair value measurement, assets	$ 137,000	$ 224,000
Warrants [Member] | Golden Predator Mining Corp [Member]
Disclosure of Investments [Line Items]
Number of shares issued	1,425,000	2,125,000
Warrants [Member] | Golden Predator Mining Corp [Member] | Bottom of range [member]
Disclosure of Investments [Line Items]
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement	$ 0.15
Warrants [Member] | Golden Predator Mining Corp [Member] | Top of range [member]
Disclosure of Investments [Line Items]
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement	1.00
Warrants [Member] | Banyan Gold corp [Member]
Disclosure of Investments [Line Items]
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement	$ 0.115
Number of shares issued	4,375,000	0